Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization and Description of Business
Organization and Description of Business

Note 1. Organization and Description of Business

The Company is an innovative digital health business transforming care with handheld, whole-body ultrasound. Powered by its proprietary Ultrasound-on-Chip™ technology, the solution enables the acquisition of imaging information from an affordable, powerful device that fits in a healthcare professional’s pocket with a combination of cloud-connected software and hardware technology.

The Company was incorporated in Delaware on February 4, 2020 as Longview Acquisition Corp. (“Longview”). Following a business combination between the Company and BFLY Operations, Inc. (formerly Butterfly Network, Inc.) on February 12, 2021 (the “Business Combination”), the Company’s legal name became Butterfly Network, Inc.

The Company operates wholly-owned subsidiaries in Australia, Germany, the Netherlands, Taiwan, and the United Kingdom.

Although the Company has incurred recurring losses in each year since inception, the Company expects its cash and cash equivalents will be sufficient to fund operations for at least the next twelve months.

Note 1. Organization and Description of Business

Butterfly Network, Inc., formerly known as Longview Acquisition Corp. (the “Company”), was incorporated in Delaware on February 4, 2020. The Company’s legal name became Butterfly Network, Inc. following the Business Combination. The prior period financial information represents the financial results and condition of BFLY Operations, Inc. (formerly Butterfly Network, Inc.).

The Company is an innovative digital health business transforming care with handheld, whole-body ultrasound. Powered by its proprietary Ultrasound-on-Chip™ technology, the solution enables the acquisition of imaging information from an affordable, powerful device that fits in a healthcare professional’s pocket with a combination of cloud-connected software and hardware technology.

The Company operates wholly-owned subsidiaries in Australia, Germany, Netherlands, the United Kingdom and Taiwan.

Although the Company has incurred recurring losses in each year since inception, the Company expects its cash and cash equivalents and marketable securities will be sufficient to fund operations for at least the next twelve months.